Expense Example, No Redemption - Invesco Charter Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class R 1 Year	Class R 3 Years	Class R 5 Years	Class R 10 Years	Class S 1 Year	Class S 3 Years	Class S 5 Years	Class S 10 Years	Class Y 1 Year	Class Y 3 Years	Class Y 5 Years	Class Y 10 Years	Class R5 1 Year	Class R5 3 Years	Class R5 5 Years	Class R5 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years
USD ($)	653	872	1,108	1,784	185	573	985	1,940	134	418	723	1,590	99	309	536	1,190	84	262	455	1,014	78	243	422	942	70	221	384	859